Basis of preparation and presentation of the financial statements (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation and presentation of the financial statements [Abstract]
Conversion of foreign subsidiaries' financial statements
a.	Conversion of foreign subsidiaries financial statements – The functional and reporting currency of the Company is the Mexican peso ($). The financial statements of foreign subsidiaries were translated to Mexican pesos in accordance with International Accounting Standard (IAS) 21, The Effects of Changes in Foreign Exchange Rates. Under this standard, the first step to convert financial information from operations abroad is the determination of the functional currency. The functional currency is the currency of the primary economic environment of the foreign operation or, if different, the currency that mainly impacts its cash flows.

The U.S. dollar (US Dollar or USD$) was considered as the functional currency of all the U.S. subsidiaries and Brazilian Real for subsidiaries established in Brazil; therefore, the financial statements of these subsidiaries abroad were converted to Mexican pesos applying:

-	The exchange rates at the balance sheet date, to all assets and liabilities.

-	The historical exchange rate at stockholders’ equity accounts and revenues, costs and expenses.

The conversion differences are carried directly to the consolidated statements of comprehensive income as other comprehensive income under the caption translation effects of foreign subsidiaries.

Relevant exchange rates used in the preparation of the consolidated financial statements of foreign subsidiaries were as follows (Mexican pesos per one U.S. dollar):

Current exchange rate as of December 31, 2018	19.66
Current exchange rate as of December 31, 2017	19.74

Average exchange rate for the year ended December 31, 2018 (*)	19.23
Average exchange rate for the year ended December 31, 2017 (*)	18.94

Current exchange rate as of April, 9 of 2019	18.97

(*)	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.

Business combinations
b.	Business combinations – Acquisitions of subsidiaries and businesses units are accounted for using the acquisition method. The consideration for each acquisition is valued at its fair value on the date of exchange of the transferred assets, liabilities incurred or assumed and capital instruments issued by the Company in exchange for control of the acquired. The costs related to the acquisition are recognized in the results when incurred.

At the date of acquisition, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except:

-	Deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements, which are recognized and measured in accordance with IAS 12, Income Taxes, and IAS 19, Employee Benefits, respectively.

-	Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, are measured in accordance with that Standard.

Any excess of the cost of acquisition for the Group's interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the associated company recognized at the date of acquisition is recognized as goodwill. Goodwill is included in the carrying amount of the investment and is assessed for impairment annually. Any excess of the Group's interest in the net fair value of the assets, liabilities and contingent liabilities over the cost of acquisition, after the reassessment, is immediately recognized in profit and loss.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and later adjustments to the consideration are recognized against goodwill, providing that it has arisen from reliable information on the fair value at the acquisition date and occur during the ‘measurement period’ (which cannot exceed one year from the acquisition date). All other subsequent adjustments are recognized in profit or loss.

The subsequent accounting for changes in the fair value of the contingent estimates that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates. Contingencies classified as assets or liabilities are remeasured at subsequent reporting dates in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Company’s previously held equity interest in the acquiree are remeasured to fair value at the acquisition date (i.e. the date when the Company obtains control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have been previously recognized in other comprehensive income (loss) are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Cash and cash equivalents and temporary investments
c.	Cash and cash equivalents and temporary investments – Cash consists of deposits in bank accounts that do not generate interest. Cash equivalents consists in temporary investments referred to as short-term fixed income investments whose original maturity is less than three months. These investments are reported at cost plus accumulated interest. The value so determined approximates their fair value.

Temporary investments in equity instruments are measured at the fair value prevailing at the date of the financial statements. Subsequent changes in the fair value are recognized in profit or loss.

Allowances for doubtful accounts
d.	Allowances for doubtful accounts – The Company follows the practice of recording an estimation of an allowance for doubtful accounts, which is determined by considering the balances of clients with more than a year old, those in litigation and or specific recovery problems. Actual results may differ materially from these estimates in the future.

Inventories and cost of sales
e.	Inventories and cost of sales – Inventories are stated at the lower of cost or net realizable value. The cost allocation formula used is the average cost. The cost includes acquisition costs of materials, labor and overhead costs related to manufacturing and distribution, based on normal activity levels. The net realizable value represents the estimated selling price for inventories less all estimated costs of completion and other necessary to make the sale, which is recorded in the statement of financial position and against account is the cost of sales.

The Company classifies raw material inventory in the Consolidated Statements of Financial Position based on its expected consumption period, presenting as long-term inventories those which in accordance with historical data and production trends will not be consumed in the short-term (one year).

The Company classified as long-term inventory certain parts and rollers that, according to historical data and trends, showing that such inventories will not be consumed in the short-term. The Company utilizes coke, a form of coal, as a raw material input to fuel its blast furnace which has been inactive in Lorain, Ohio USA plant (see Note 9). The Company has 136,541 metric tons (MT) of coke inventory valued at 953 million Mexican pesos (average of USD$ 355/MT) on hand at December 31, 2018 and 136,541 MT of coke inventory valued at 1,037 million Mexican pesos (average of USD$ 385.00/MT) on hand at December 31, 2017 that is classified as long-term in the accompanying Consolidated Statements of Financial Position.

The Company follows the practice of providing a reserve for slow-moving inventory, considering the total of products and raw materials (including coke) with a turnover above one year, which is recorded in the statement of financial position and against account is the cost of sales.

The cost of sales of the Company includes inventory costs, outbound freight charges, purchasing and receiving costs, inspection costs, and warehousing costs in cost of goods sold. Vendor payment incentives are recorded as a reduction to cost of goods sold.

Property, plant and equipment
f.	Property, plant and equipment – Property, plant and equipment are recorded at acquisition cost less any recognized impairment loss. Cost includes all expenses related with acquisition and installation and, for qualifying assets, borrowing costs (interest) capitalized in accordance with the Company’s accounting policy. Depreciation is recognized so as to write off the cost of assets (other than land and properties under construction) less their residual values over their useful lives, using the straight-line method, and commences when the assets are ready for their intended use. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any change in estimates accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

The initial estimated useful lives of the Company’s main assets are as follows:

Years

Buildings	10 to 65
Machinery and equipment	5 to 40
Transportation equipment	4
Furniture, mixtures and computer equipment	3 to 10

Repair and maintenance costs that significantly increase productive capacity or extend the useful lives of existing plant and equipment are capitalized. Supplies, comprising of spare parts and consumables for internal use are classified under property, plant and equipment and expensed as incurred in the manufacturing process. All other repair and maintenance costs are expensed as incurred. Capital expenditures for projects that cannot be put into use immediately are included in constructions and machinery in-progress. When constructions and machinery in-progress are completed, they are transferred to depreciable assets.

Leases
g.	Leases – Leases are classified as financial leases when the terms of the lease contract substantially transfer to tenants all the risks and benefits inherent in the property. All other leases are classified as operating leases.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Costs for loans
h.	Costs for loans – Costs for loans directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are ready for their intended use or sale.

Investment income earned on the temporary investment of specific loans pending their expenditure on qualifying assets is deducted from the costs for loans eligible for capitalization.

All other costs for loans are recognized in profit or loss in the period in which they are incurred.

Intangible assets
i.	Intangible assets – Intangible assets with definite useful lives that are acquired separately are carried at cost, less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for, on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

-	The technical feasibility of completing the intangible asset so that it will be available for use or sale;

-	The intention to complete the intangible asset and use or sell it;

-	The ability to use or sell the intangible asset;

-	How the intangible asset will generate probable future economic benefits;

-	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

-	The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred. Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss.

Goodwill
j.	Goodwill – Goodwill arising on a combination of business is carried as an asset at cost as established at the date of acquisition of the control of the business less accumulated impairment losses, if any. For the purposes of impairment testing, goodwill is allocated to each of the Company’s cash-generating units that would be expected to benefit from the synergies of the combination. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than it´s carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in subsequent periods. On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Impairment of tangible and intangible assets other than goodwill
k.	Impairment of tangible and intangible assets other than goodwill – At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any of such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified. Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than it´s carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease. Where an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. For purposes of allocation of goodwill when there is business combination will be distributed among each of the cash generating units of the acquiring entity, expected synergy benefits. A reversal of an impairment loss is recognized immediately in profit or loss and allocated to the assets of that unit, the carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss of value shall not exceed the carrying amount that would have been obtained if had not recognized an impairment loss in value for the asset in prior periods. Unless the related asset is recognized at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Provisions
l.	Provisions – Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, it´s carrying amount is the present value of those cash flows.

Employee benefits
m.	Employee benefits – The costs of direct benefits and defined benefit and defined contribution retirement plans are recognized as an expense when employees have rendered service entitling them to the right to receive those benefits.

The retirement benefit liability is determined based on the present value of the defined benefit obligation at the date of the statement of financial position. Any compensation included in the determination of the liability premiums corresponds to seniority premiums for retirement. Actuarial gains and losses are recognized on profit or loss for the year. The retirement benefit liability and the related net cost of the period are determined under the Projected unit credit method based on projected salaries and certain assumptions determined by independent actuaries.

Liabilities for employee benefits recognized in the consolidated statement of financial position represent the present value of the defined benefit obligation.

Republic operates various employee benefit plans. The contributions to these benefit plans are either contractually determined by the terms of a collective bargaining agreement with the United Steelworkers or they are under the terms of a defined contribution plan. Accordingly, the company pays fixed contributions to separate entities and they are expensed in the period in which the employees rendered the services entitling them to the benefits.

Earnings per share
n.	Earnings per share – Income per share is calculated by dividing net income related to the controlling interests, by the weighted average shares outstanding during each year presented.

Income taxes
o.	Income taxes – Income taxes represents the sum of the tax currently payable and deferred tax.

-	Current tax – The Company incurs Income Tax (ISR) (See note 15) which is recorded in the result in the year in which it is determined. Determined ISR is based on fiscal earnings. Fiscal earning differs from the gain reported in the Consolidated Comprehensive Income Statement, due to taxable income or deductible expenses in other years and items which are never taxable or deductible. The tax liability for the Company is computed using statutory rates promulgated or substantially approved at the end of the period on report.

-	Deferred tax –Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax basis using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are computed using the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The effects of changes in the statutory rates are accounted for in the period that includes the enactment date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

The Company follows the practice of recognizing the benefit from the amortization of acquired or generated tax losses in current earnings that are amortized.

-	Current and deferred tax for the period – Current and deferred tax are recognized as an expense or income in periodic profit or loss, except when they relate to items that are recognized in other comprehensive income (loss) or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income (loss) or directly in equity, respectively.

-	Interests on recoverable tax balances – Interest on recoverable tax balances are presented in the consolidated statements of comprehensive income as interest income.

Foreign currencies
p.	Foreign currencies – In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. In the case of non-monetary items, which arise from the payment or collection of anticipated considerations, are recognized at the exchange rate in force of the date of the transaction.

Exchange differences are recognized in profit or loss in the period in which they arise except for:

-	Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings;

-	Exchange differences on transactions entered into in order to hedge certain foreign currency risks; and

-	Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on sell all or part of the net investment.

Financial instruments
q.	Financial instruments – Financial assets and financial liabilities are recognized when a group entity becomes a part to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets
r.	Financial assets – Financial assets are classified into the following specified categories: “financial assets at fair value through profit or loss”, “held-to-maturity investments”, “available-for-sale financial assets” and “loans and receivables”. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, (where appropriate), a shorter period, to the net carrying amount on initial recognition.

The Company does not have financial assets classified as “available-for-sale financial assets”.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and accounts receivable are measured at amortized cost using the effective interest method, less any impairment.

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

Objective evidence of impairment could include:

-	Significant financial difficulty of the issuer or counterparty;

-	Breach of contract, such as a default or delinquency in interest or principal payments;

-	It becoming probable that the borrower will enter bankruptcy or financial re-organization; or

-	The disappearance of an active market for that financial asset because of financial difficulties.

For certain categories of financial assets, such as trade receivables, assets that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Company’s past experience of collecting payments, as well as observable changes in national or local economic conditions that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

Except for equity instruments available for sale, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

The Company recognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On recognition totally a financial asset, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

Financial liabilities
s.	Financial liabilities – Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” or “other financial liabilities”.

Financial liability at fair value with changes through profit or loss is a financial liability classified as held for trading or it is designated as at fair value with changes through profit or loss.

A financial liability is classified as held for trading if:

-	It has been acquired principally for the purpose of repurchasing it in the near term;

-	On initial recognition, it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking; or

-	It is a derivative that has not been designated as a hedging instrument and fulfils the condition to be effective.

-	A financial liability other than a financial liability held for trading may be designated as at fair value through profit or loss upon initial recognition if:

o Such	designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise;

o The	financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Company’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

o It	forms part of a contract containing one or more embedded derivatives, and IAS 39, Financial Instruments: Recognition and Measurement, permits the entire combined contract (asset or liability) to be designated as at fair value through profit or loss.

-	Financial liabilities at fair value through profit or loss are recorded at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in the ‘other gains and losses' line item in the consolidated statement of comprehensive income.

-	Other financial liabilities including borrowings are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate a shorter period), to the net carrying amount on initial recognition.

-	The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative financial instruments
t.	Derivative financial instruments – The Company sometimes uses derivative financial instruments for hedging risks associated with natural gas prices; this commodity is used for the production of goods, for which it conducted studies on historical consumption, future requirement and commitments acquired, thus diminishing its exposure to risks other than its normal operating risks.

These derivatives are initially recognized at fair value at the date the derivative contracts are entered into and subsequently are remeasured to the fair value at the end of reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

To mitigate the risks associated with changes in natural gas prices occurring naturally as a result of the supply and demand on international markets, the Company uses natural gas cash-flow exchange contracts or natural gas swaps to offset fluctuations in the price of natural gas, whereby the Company receives a floating price and pays a fixed price. Fluctuations in natural gas prices from volumes consumed are recognized as part of the Company’s operating cost.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting exposure to changes in fair values or cash flows of the hedged item attributable to the hedged risk.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of fair value of derivative financial instruments, net of the corresponding income taxes. The gain or loss relating to the ineffective portion of hedge instrument is recognized immediately in profit or loss, and is included in the cost of sales line item.

The Company periodically evaluates the changes in cash flows of the derivative instrument to analyze if the swaps are highly effective for mitigating the exposure to natural gas price fluctuations. A hedge instrument is considered to be highly effective when changes in its fair value or cash flows of the primary position are compensated on a regular or cumulatively basis, by changes in fair value or cash flows of the hedging instrument in a range between 80% and 125%.

Amounts previously recognized in other comprehensive income are reclassified to profit or loss in the periods when the hedged item is recognized in profit or loss, in the same line of the consolidated statement of comprehensive income as the recognized hedged item. However, when the hedged forecasted transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exerted, or when it no longer qualifies for hedge accounting. Any gain or loss accumulated from the hedge instrument that had been recognized in other comprehensive income and accumulated in equity at that time remains in equity until the forecast transaction is ultimately recognized in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.

Revenue recognition
u.	Revenue from contracts with customers – The income derived from contracts with customers is recognized at the moment in which the control of the goods or services is transferred to the client for an amount that reflects the consideration to which the company expect to have rights, in exchange for those goods and services.

Sale of goods:

Revenues from the sale of the products manufactured by the company ("products") are recognized at the time the asset control is transferred to the customer. The normal credit term on the sale of products is 30 to 90 days after delivery.

The Company considers that there are no other obligations to be fulfilled in the contracts, which are obligations to be fulfilled separately and in which a portion of the transaction price should be allocated. When determining the transaction price for the sale of products, the Company would consider the possible effects of the variable consideration, the existence of important financing components, the consideration other than cash and the consideration payable to the client.

Contract balances

Contractual assets

An asset of the contract is the right to obtain a consideration in exchange for the goods or services transferred to the client. If the Company fulfills an obligation when transferring goods or services to a customer before the customer pays the consideration or before the collection is due, an asset derived from the contract is recognized for the conditional consideration that the Company is entitled to collect.

Accounts receivable

An account receivable represents the company's right to collect a consideration that is unconditional, that is, only the passage of time is required so that the payment of the consideration is payable.

Contract liabilities and customer advances

A liability of the contract is the obligation to transfer control over goods or services to a customer, in the future, that arises from a collection right. If a customer pays the consideration before the Company transfers the goods or services, a contract liability is recognized when the payment is due and an advance from the client when the payment is made. Contract liabilities (or a customer's advance) are recognized as income when the Company fulfills its obligations under the contract.

Financial information by operating segment
v.	Financial information by operating segment - An operating segment is an identifiable component of the Company that performs business activities, from which it may earn revenues and incur expenses, including those income and expenses related to transactions with other components of the entity and upon which the company has separate financial information that is evaluated regularly by the Board of Directors, in making decisions to allocate resources and assess segment performance.

Environmental liabilities
w.	Environmental liabilities - The Company and other steel companies are subject to stringent environmental laws and regulations. It is the policy of the Company to endeavor to comply with applicable environmental laws and regulations. The Company established a liability for an amount which the Company believes is appropriate, based on information currently available, to cover costs of environmental remediation it deems probable and estimable. The liability represents an estimate of the environmental remediation costs associated with the required future steps of remediation, based upon management's evaluation of probable outcomes. These estimates are based on currently available facts, existing technology and presently enacted laws and regulations. The precise timing of remediation activities cannot be reliably determined at this time due to the absence of any deadlines for remediation under the applicable environmental laws and regulations pursuant to which such remediation costs will be expended. Accordingly, the Company has not discounted its environmental liabilities. Currently no claims for recovery are netted against the recorded liabilities.

Cost of sales and expenses by function
x.	Cost of sales and expenses by function - The Company classifies its costs and expenses by function in the Consolidated Statements of Comprehensive Income, according to the industry practices where the Company operates.